PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Balanced Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
780,872
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.628%,
01/25/2045 $ 625,743
0.1
31,754
(1)
Alternative Loan Trust
2004-J7 M1, 5.258%,
(TSFR1M + 1.134%),
10/25/2034 31,520
0.0
32,449  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 22,505
0.0
61,704
(1)
Alternative Loan Trust
2005-J2 1A12, 4.835%,
(TSFR1M + 0.514%),
04/25/2035 47,462
0.0
14,558  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 6,798
0.0
70,034
(1)
Alternative Loan Trust
2006-19CB A12,
4.835%, (TSFR1M +
0.514%),
08/25/2036 30,948
0.0
21,956
(1)
Alternative Loan
Trust 2007-23CB A3,
4.935%, (TSFR1M +
0.614%),
09/25/2037 8,037
0.0
93,538
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.035%, (TSFR1M +
0.714%),
03/25/2037 38,315
0.0
600,000
(2)
Arroyo Mortgage Trust
2022-1 A3, 3.650%,
12/25/2056 483,777
0.1
16,711
(1)
Bear Stearns ALT-A
Trust 2005-7 21A1,
6.204%,
09/25/2035 13,307
0.0
500,000
(1)(2)
Bellemeade Re Ltd.
2022-1 M1C, 8.040%,
(SOFR30A + 3.700%),
01/26/2032 513,164
0.1
2,955,785
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.188%,
03/25/2055 2,958,469
0.6
175,490
(1)(2)
Chase Mortgage
Finance Corp. 2016-
SH1 M2, 3.750%,
04/25/2045 161,127
0.0
122,896
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 115,735
0.0
389,247
(1)(2)
CIM Trust 2019-J1 B2,
3.938%,
08/25/2049 364,901
0.1
90,252
(1)(2)
CIM Trust 2019-
J2 A13, 3.500%,
10/25/2049 81,314
0.0
42,309
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.853%,
03/25/2036 32,219
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,913
(1)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.821%,
09/25/2037 $ 19,315
0.0
1,981,627
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.761%,
07/25/2054 2,019,500
0.4
100,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.454%, (SOFR30A +
3.114%),
01/25/2040 102,414
0.0
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R06 1M2,
8.190%, (SOFR30A +
3.850%),
05/25/2042 523,130
0.1
800,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R07 1M2,
8.986%, (SOFR30A +
4.650%),
06/25/2042 852,034
0.2
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1M2,
7.940%, (SOFR30A +
3.600%),
07/25/2042 730,546
0.1
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.686%, (SOFR30A +
5.350%),
05/25/2043 2,185,658
0.4
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
6.140%, (SOFR30A +
1.800%),
01/25/2044 502,072
0.1
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
6.286%, (SOFR30A +
1.950%),
03/25/2044 702,612
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.390%, (SOFR30A +
2.050%),
09/25/2044 1,000,594
0.2
2,341,711
(3)
Fannie Mae Interest
Strip 367 2, 5.500%,
01/25/2036 427,531
0.1
2,887,065
(3)
Fannie Mae Interest
Strip 407 C8, 5.500%,
01/25/2039 615,506
0.1
3,516,340
(1)(3)
Fannie Mae Interest
Strip 427 C100,
2.673%,
01/25/2052 500,136
0.1
3,104,753
(3)
Fannie Mae Interest
Strip 441 C2, 3.000%,
04/25/2039 296,226
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
490,316
(1)(3)
Fannie Mae REMIC
Trust 2005-
66 LS, 2.176%,
(-1.000*SOFR30A +
6.516%),
07/25/2035 $ 41,307
0.0
574,547
(1)(3)
Fannie Mae REMIC
Trust 2008-
36 YI, 2.746%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 39,913
0.0
316,780
(1)(3)
Fannie Mae REMIC
Trust 2010-
59 NS, 1.316%,
(-1.000*SOFR30A +
5.656%),
06/25/2040 20,540
0.0
818,206
(3)
Fannie Mae REMIC
Trust 2012-121 ID,
3.000%,
11/25/2027 21,286
0.0
2,377,387
(1)(3)
Fannie Mae REMIC
Trust 2012-
144 SC, 1.646%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 247,661
0.1
891,585
(1)(3)
Fannie Mae REMIC
Trust 2012-151
WS, 1.746%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 49,441
0.0
5,356,334
(1)(3)
Fannie Mae REMIC
Trust 2012-
30 SA, 1.496%,
(-1.000*SOFR30A +
5.836%),
04/25/2042 504,884
0.1
1,504,522
(1)(3)
Fannie Mae REMIC
Trust 2012-
35 LS, 2.146%,
(-1.000*SOFR30A +
6.486%),
04/25/2041 68,232
0.0
3,396,260
(1)(3)
Fannie Mae REMIC
Trust 2013-
130 SB, 1.596%,
(-1.000*SOFR30A +
5.936%),
01/25/2044 329,720
0.1
738,559
(1)(3)
Fannie Mae REMIC
Trust 2013-
20 SK, 1.746%,
(-1.000*SOFR30A +
6.086%),
05/25/2041 12,496
0.0
1,972,926
(3)
Fannie Mae REMIC
Trust 2013-67 IL,
6.500%,
07/25/2043 280,063
0.1
992,939
(3)
Fannie Mae REMIC
Trust 2013-71 AI,
3.000%,
07/25/2028 30,553
0.0
4,675,973
(1)(3)
Fannie Mae REMIC
Trust 2014-
38 S, 1.646%,
(-1.000*SOFR30A +
5.986%),
07/25/2044 479,981
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,060,627
(1)(3)
Fannie Mae REMIC
Trust 2016-
29 SB, 1.596%,
(-1.000*SOFR30A +
5.936%),
05/25/2046 $ 540,361
0.1
118,731
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 DS, 1.646%,
(-1.000*SOFR30A +
5.986%),
12/25/2048 9,276
0.0
1,142,962
(3)
Fannie Mae REMIC
Trust 2019-13 IB,
6.000%,
09/25/2039 233,532
0.0
3,019,867
(3)
Fannie Mae REMIC
Trust 2020-14 AI,
3.500%,
03/25/2050 549,447
0.1
7,863,885
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 2,086,799
0.4
9,342,201
(3)
Fannie Mae REMIC
Trust 2021-8 DI,
3.500%,
03/25/2051 2,024,922
0.4
168,431
(1)(2)
Flagstar Mortgage Trust
2017-1 1A7, 3.500%,
03/25/2047 154,814
0.0
697,719
(1)(2)
Flagstar Mortgage Trust
2017-1 B3, 3.634%,
03/25/2047 642,456
0.1
78,482
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.934%,
03/25/2048 72,263
0.0
306,903
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 286,777
0.1
769,382
(1)(2)
Flagstar Mortgage Trust
2021-2 A4, 2.500%,
04/25/2051 625,805
0.1
530,644
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.782%,
04/25/2051 441,878
0.1
311,944
(1)(3)
Freddie Mac
REMIC Trust
3318 KS, 1.947%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 28,626
0.0
4,453,059
(3)
Freddie Mac REMIC
Trust 3788 IO,
6.000%,
01/15/2041 942,587
0.2
340,655
(1)(3)
Freddie Mac
REMIC Trust
3879 SL, 2.137%,
(-1.000*SOFR30A +
6.486%),
01/15/2041 14,738
0.0
7,423,465
(1)(3)
Freddie Mac
REMIC Trust
3990 SG, 2.087%,
(-1.000*SOFR30A +
6.436%),
01/15/2042 767,834
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,539,777
(1)(3)
Freddie Mac
REMIC Trust
3998 SA, 1.987%,
(-1.000*SOFR30A +
6.336%),
02/15/2042 $ 173,263
0.0
5,590,606
(1)(3)
Freddie Mac
REMIC Trust
4094 SP, 1.587%,
(-1.000*SOFR30A +
5.936%),
08/15/2042 549,232
0.1
1,601,729
(1)(3)
Freddie Mac
REMIC Trust
4120 CS, 1.737%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 92,739
0.0
1,368,184
(1)(3)
Freddie Mac
REMIC Trust
4120 JS, 1.737%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 76,024
0.0
3,093,353
(1)(3)
Freddie Mac
REMIC Trust 4143
MS, 2.237%,
(-1.000*SOFR30A +
6.586%),
12/15/2042 384,197
0.1
622,289
(3)
Freddie Mac REMIC
Trust 4153 IB, 2.500%,
01/15/2028 13,650
0.0
1,538,260
(1)(3)
Freddie Mac
REMIC Trust 4517
KI, 10.280%,
(-1.000*SOFR30A +
1.030%),
04/15/2043 10,347
0.0
1,932,732
(3)
Freddie Mac REMIC
Trust 4596 DI, 3.500%,
06/15/2046 355,170
0.1
1,462,429
(1)(3)
Freddie Mac
REMIC Trust
4619 KS, 3.760%,
(-1.000*SOFR30A +
4.136%),
06/15/2039 69,254
0.0
5,034,834
(3)
Freddie Mac REMIC
Trust 4906 DI, 4.500%,
09/25/2049 1,059,755
0.2
1,061,345
(3)
Freddie Mac REMIC
Trust 5013 IP, 2.000%,
09/25/2050 131,202
0.0
2,044,015
(3)
Freddie Mac REMIC
Trust 5037 IO,
3.000%,
11/25/2050 334,897
0.1
6,571,005
(3)
Freddie Mac REMIC
Trust 5095 BI, 3.500%,
04/25/2041 808,674
0.2
96,883
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 5.990%,
(SOFR30A + 1.650%),
01/25/2034 97,092
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.090%,
(SOFR30A + 3.750%),
12/25/2041 $ 616,344
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.690%,
(SOFR30A + 2.350%),
12/25/2041 1,009,871
0.2
1,600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.740%,
(SOFR30A + 2.400%),
02/25/2042 1,628,931
0.3
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M1B, 7.690%,
(SOFR30A + 3.350%),
05/25/2042 415,792
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M1B, 8.840%,
(SOFR30A + 4.500%),
06/25/2042 1,063,051
0.2
135,271
(1)(3)
Freddie Mac Strips
239 S30, 3.237%,
(-1.000*SOFR30A +
7.586%),
08/15/2036 17,634
0.0
13,943,568
(1)(3)
Freddie Mac Strips
353 S1, 1.537%,
(-1.000*SOFR30A +
5.886%),
12/15/2046 1,449,831
0.3
1,820,581
(3)
Freddie Mac Strips
365 C57, 3.500%,
11/15/2048 296,120
0.1
1,685,871
(3)
Freddie Mac Strips 365
C9, 3.500%,
05/15/2049 288,584
0.1
27,271,622
(3)
Freddie Mac Strips
389 C32, 2.500%,
07/15/2037 1,520,897
0.3
3,661,424
(3)
Freddie Mac Strips 389
C6, 3.500%,
10/15/2037 334,087
0.1
1,473,657
(1)(2)
GCAT Trust 2024-
INV3 A13, 6.000%,
09/25/2054 1,481,555
0.3
622,532
(1)(3)
Ginnie Mae 2013-
148 DS, 1.246%,
(-1.000*TSFR1M +
5.566%),
10/16/2043 44,622
0.0
2,469,538
(3)
Ginnie Mae 2015-20
CI, 3.500%,
02/20/2030 132,899
0.0
167,235
(3)
Ginnie Mae 2015-42
IY, 5.500%,
08/20/2039 8,220
0.0
5,063,302
(3)
Ginnie Mae 2015-60
PI, 4.000%,
04/20/2045 999,326
0.2
2,971,032
(1)(3)
Ginnie Mae 2019-
23 MT, 0.600%,
(-1.000*TSFR1M +
6.586%),
03/20/2042 45,022
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,117,771
(3)
Ginnie Mae 2019-78
IC, 4.500%,
06/20/2049 $ 480,031
0.1
6,929,070
(3)
Ginnie Mae 2020-146
IM, 2.500%,
10/20/2050 1,024,586
0.2
12,968,125
(3)
Ginnie Mae 2020-146
IO, 3.500%,
10/20/2050 2,529,932
0.5
2,882,829
(3)
Ginnie Mae 2020-79
IO, 3.500%,
06/20/2050 540,256
0.1
8,552,526
(3)
Ginnie Mae 2020-97
UI, 4.500%,
07/20/2050 1,900,505
0.4
7,092,153
(3)
Ginnie Mae 2022-10
GI, 4.500%,
01/20/2052 1,639,655
0.3
28,273
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 26,682
0.0
133,109
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
NQM1 A2, 1.791%,
09/27/2060 124,843
0.0
661,551
(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ9 A3, 5.000%,
02/25/2055 646,046
0.1
11,256
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
5.295%, (TSFR1M +
0.974%),
08/25/2029 10,977
0.0
726,240
(2)
Hundred Acre Wood
Trust 2021-INV1 A27,
2.500%,
07/25/2051 590,714
0.1
23,222
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.984%,
08/25/2049 22,007
0.0
850,939
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 712,724
0.1
335,420
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 303,208
0.1
653,677
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B2,
5.011%,
10/26/2048 644,664
0.1
959,600
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.704%,
09/25/2048 869,841
0.2
627,231
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 573,450
0.1
818,857
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 735,153
0.1
98,684
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A13,
4.000%,
01/25/2049 92,188
0.0
38,439
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 36,046
0.0
33,603
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 31,692
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,832
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 $ 12,526
0.0
860,520
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.933%,
10/25/2049 837,586
0.2
454,734
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.706%,
12/25/2049 439,050
0.1
11,643
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 11,504
0.0
138,805
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 124,890
0.0
123,076
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 104,193
0.0
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2021-3 A5,
2.500%,
07/25/2051 695,086
0.1
1,287,624
(1)(2)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 1,271,153
0.2
765,793
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 758,799
0.2
2,477,409
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.937%,
12/25/2054 2,558,846
0.5
826,016
(1)(2)
JP Morgan Mortgage
Trust Series 2024-8
A9, 6.000%,
01/25/2055 829,906
0.2
422,345
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B1, 4.362%,
10/25/2048 403,443
0.1
200,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 193,151
0.0
2,095,533
(1)(2)
Mill City Mortgage Loan
Trust 2018-3 M1,
3.250%,
08/25/2058 1,988,840
0.4
1,167,792
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-3 A7,
6.000%,
07/25/2054 1,173,991
0.2
87,680
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 82,151
0.0
1,341,825
(1)(2)
Oceanview Mortgage
Trust 2022-1 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 1,245,856
0.2
5,994  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 5,327
0.0
400,000
(1)(2)
Provident Funding
Mortgage Trust 2021-
J1 A10, 2.000%,
10/25/2051 246,003
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
417,785
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 $ 339,821
0.1
442,852
(1)(2)
RCKT Mortgage Trust
2021-1 B3, 2.717%,
03/25/2051 367,700
0.1
604,788
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 491,927
0.1
963,706
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.247%,
06/25/2049 923,415
0.2
965,125
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.247%,
06/25/2049 901,585
0.2
74,072
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 66,865
0.0
324,266
(1)(2)
Sequoia Mortgage Trust
2019-5 A7, 3.500%,
12/25/2049 292,099
0.1
3,198
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 3,180
0.0
630,112
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.650%,
05/25/2051 512,651
0.1
818,501
(1)(2)
Sequoia Mortgage Trust
2023-2 A1, 5.000%,
03/25/2053 790,315
0.2
228,529
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 229,182
0.0
2,035,779
(1)(2)
Sequoia Mortgage Trust
2024-8 A20, 5.500%,
09/25/2054 2,009,737
0.4
1,671,587
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 1,650,204
0.3
694,131
(1)(2)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 696,116
0.1
127,056
(1)(2)
Towd Point Mortgage
Trust 2015-4 M2,
3.750%,
04/25/2055 126,603
0.0
143,345
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 7.240%,
(SOFR30A + 2.900%),
02/25/2034 144,455
0.0
517,663
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 443,275
0.1
27,354
(1)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
5.455%, (TSFR1M +
1.134%),
08/25/2045 27,194
0.0
13,237
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.182%,
10/25/2036 12,133
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
86,905
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.313%,
12/25/2036 $ 78,629
0.0
13,428
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.415%,
(TSFR1M + 1.094%),
10/25/2045 13,123
0.0
114,035
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.595%,
(12MTA + 0.960%),
08/25/2046 63,133
0.0
8,623
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.865%, (TSFR1M
+ 0.544%),
06/25/2037 7,435
0.0
489,051
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 438,068
0.1
6,521
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.154%,
04/25/2036 6,424
0.0
9,622
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.679%,
12/28/2037 8,588
0.0
Total Collateralized
Mortgage Obligations
(Cost $82,985,561)
80,230,447
15.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.2%
500,000
(1)(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF2 E,
2.000%,
06/15/2054 367,950
0.1
500,000
(1)(2)
AREIT Trust 2021-
CRE5 D, 7.084%,
(TSFR1M + 2.764%),
11/17/2038 500,768
0.1
500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 507,589
0.1
500,000
(2)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 369,974
0.1
3,000,000
(1)(3)
BANK 2017-BNK8 XB,
0.182%,
11/15/2050 13,698
0.0
900,387
(1)(3)
BANK 2019-BN16 XA,
0.931%,
02/15/2052 24,454
0.0
3,476,833
(1)(3)
BANK 2019-BN21 XA,
0.827%,
10/17/2052 102,954
0.0
1,234,000
(1)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 B, 3.879%,
02/15/2050 1,185,642
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 $ 985,247
0.2
2,180,000
(1)(2)(3)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 1,301
0.0
4,624,158
(1)(3)
BBCMS Mortgage Trust
2022-C17 XA, 1.150%,
09/15/2055 308,854
0.1
750,000  BBCMS Mortgage Trust
2024-5C29 B, 5.858%,
09/15/2057 756,510
0.1
1,000,000
(1)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 990,954
0.2
2,000,000
(1)(2)
BDS LLC 2024-FL13
A, 5.893%, (TSFR1M +
1.576%),
09/19/2039 2,006,389
0.4
589,222
(1)(2)
BDS Ltd. 2021-FL10
A, 5.781%, (TSFR1M +
1.464%),
12/16/2036 590,121
0.1
1,000,000
(1)(2)
Benchmark Mortgage
Trust 2018-B3 D,
3.053%,
04/10/2051 666,280
0.1
10,182,850
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.221%,
03/15/2062 397,538
0.1
923,521
(1)(3)
Benchmark Mortgage
Trust 2019-B9 XA,
1.012%,
03/15/2052 29,457
0.0
2,968,367
(1)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.806%,
07/15/2053 155,279
0.0
2,080,498
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.137%,
03/15/2054 91,689
0.0
650,000
(1)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 677,957
0.1
474,414
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.011%,
(TSFR1M + 1.692%),
03/15/2041 473,964
0.1
204,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 162,943
0.0
450,000
(1)(2)
BMP 2024-MF23 C,
6.160%, (TSFR1M +
1.841%),
06/15/2041 449,396
0.1
1,500,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA A, 6.240%,
(TSFR1M + 1.921%),
08/15/2041 1,509,144
0.3
472,500
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.604%,
(TSFR1M + 2.285%),
10/15/2036 463,351
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
322,664
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.783%,
(TSFR1M + 2.464%),
02/15/2038 $ 311,631
0.1
2,000,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.084%,
(TSFR1M + 1.764%),
09/15/2036 1,975,555
0.4
307,300
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 B, 5.431%,
(TSFR1M + 1.112%),
10/15/2038 306,190
0.1
350,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 D, 5.830%,
(TSFR1M + 1.511%),
10/15/2038 348,602
0.1
2,300,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.812%,
(TSFR1M + 1.492%),
10/15/2041 2,303,446
0.4
2,125,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.010%,
(TSFR1M + 1.691%),
08/15/2039 2,128,475
0.4
246,752
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.860%,
(TSFR1M + 1.541%),
05/15/2034 246,499
0.1
825,000
(1)(2)
BX Trust 2021-ARIA
C, 6.079%, (TSFR1M +
1.760%),
10/15/2036 822,509
0.2
250,000
(1)(2)
BX Trust 2021-LBA
EJV, 6.434%, (TSFR1M
+ 2.114%),
02/15/2036 246,710
0.1
197,702
(1)(2)
BX Trust 2021-LBA
EV, 6.434%, (TSFR1M
+ 2.114%),
02/15/2036 195,101
0.0
659,344
(1)(2)
BX Trust 2021-SDMF
D, 5.820%, (TSFR1M +
1.501%),
09/15/2034 650,068
0.1
505,466
(1)(2)
BX Trust 2022-FOX2
C, 5.629%, (TSFR1M +
1.309%),
04/15/2039 500,848
0.1
700,000
(1)(2)
BX Trust 2022-LBA6
C, 5.919%, (TSFR1M +
1.600%),
01/15/2039 698,583
0.1
500,000
(1)(2)
BX Trust 2023-DELC
A, 7.009%, (TSFR1M +
2.690%),
05/15/2038 501,253
0.1
507,170
(1)(2)
BX Trust 2024-CNYN
C, 6.260%, (TSFR1M +
1.941%),
04/15/2041 507,122
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
625,357
(1)(3)
CD Mortgage Trust
2017-CD4 XA, 1.218%,
05/10/2050 $ 11,681
0.0
725,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.923%,
07/10/2049 642,004
0.1
838,825
(1)(3)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.875%,
07/10/2049 12,609
0.0
200,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 178,045
0.0
923,083
(1)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.861%,
09/15/2050 14,391
0.0
1,144,964
(1)(3)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.664%,
06/10/2051 21,705
0.0
14,656,477
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
C7 XA, 0.820%,
12/15/2072 491,062
0.1
1,024,986
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.032%,
08/10/2056 32,878
0.0
150,000  Citigroup Commercial
Mortgage Trust 2019-
GC43 A4, 3.038%,
11/10/2052 136,029
0.0
500,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 500,981
0.1
35,075
(1)
Comm Mortgage Trust
2013-CR13 C, 4.646%,
11/10/2046 32,598
0.0
2,380,000
(1)(2)(3)
COMM Mortgage Trust
2012-CR4 XB, 0.220%,
10/15/2045 15,309
0.0
500,000
(1)
COMM Mortgage Trust
2015-CR23 B, 4.183%,
05/10/2048 488,229
0.1
1,113,033
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.634%,
02/10/2049 5,061
0.0
666,567
(1)(3)
COMM Mortgage
Trust 2017-COR2 XA,
1.151%,
09/10/2050 13,606
0.0
1,000,000
(1)(2)
CONE Trust 2024-
DFW1 A, 5.961%,
(TSFR1M + 1.642%),
08/15/2041 994,256
0.2
1,130,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.422%,
06/10/2034 994,392
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,025,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 $ 1,051,182
0.2
500,000
(1)(2)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2040 507,085
0.1
1,500,000
(1)(2)
DK Trust 2024-SPBX
C, 6.269%, (TSFR1M +
1.950%),
03/15/2034 1,498,902
0.3
350,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.454%,
01/15/2041 357,740
0.1
450,000
(2)
ELM Trust 2024-
ELM C15, 5.777%,
06/10/2039 454,252
0.1
259,845
(1)(2)
Extended Stay America
Trust 2021-ESH E,
7.283%, (TSFR1M +
2.964%),
07/15/2038 259,762
0.1
1,000,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.919%,
(TSFR1M + 2.600%),
12/15/2039 1,001,966
0.2
1,065,905
(1)(3)
Freddie Mac Multiclass
Certificates Series
2021-P011 X1, 1.763%,
09/25/2045 117,802
0.0
1,432,614
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.574%,
04/25/2030 91,691
0.0
1,621,868
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.873%,
11/25/2030 63,655
0.0
4,242,250
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.508%,
05/25/2035 466,945
0.1
780,957
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.323%,
07/25/2035 74,296
0.0
1,266,664
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.861%,
10/25/2035 77,928
0.0
1,680,788
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.979%,
08/25/2036 128,871
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
843,996
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.363%,
12/25/2029 $ 36,495
0.0
1,119,480
(2)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 985,745
0.2
11,044,637
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 8,867
0.0
2,837,168
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 3,371
0.0
1,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.685%,
(TSFR1M + 1.385%),
08/19/2042 999,974
0.2
2,000,000
(1)(2)
FS Trust 2024-HULA
A, 6.130%, (TSFR1M +
1.811%),
08/15/2039 2,007,119
0.4
1,300,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 1,092,280
0.2
238,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.973%,
11/27/2050 207,663
0.0
95,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 93,747
0.0
95,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 93,434
0.0
125,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 0.994%,
09/27/2051 121,972
0.0
106,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 75,869
0.0
56,298
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 55,960
0.0
125,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 120,299
0.0
500,000
(1)(2)
Great Wolf Trust 2024-
WOLF A, 5.861%,
(TSFR1M + 1.542%),
03/15/2039 500,990
0.1
600,000
(1)(2)
GS Mortgage Securities
Corp. II 2023-SHIP C,
5.505%,
09/10/2038 600,870
0.1
194,996
(1)(3)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.496%,
06/10/2047 1,508
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
453,356  GS Mortgage Securities
Trust 2015-GC30 A4,
3.382%,
05/10/2050 $ 452,678
0.1
1,459,546  GS Mortgage Securities
Trust 2015-GC32 A4,
3.764%,
07/10/2048 1,453,368
0.3
1,289,220
(1)(3)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.558%,
11/10/2049 7,810
0.0
797,841
(1)(3)
GS Mortgage Securities
Trust 2017-GS6 XA,
0.997%,
05/10/2050 12,440
0.0
1,000,000
(1)
GS Mortgage Securities
Trust 2018-GS9 A4,
3.992%,
03/10/2051 976,357
0.2
1,040,868
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.007%,
02/10/2052 33,633
0.0
1,899,230
(1)(3)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.805%,
09/10/2052 54,939
0.0
90,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 83,971
0.0
1,293,310
(1)(3)
GS Mortgage Securities
Trust 2020-GC47 XA,
1.124%,
05/12/2053 56,829
0.0
175,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 5.484%,
07/15/2029 179,244
0.0
800,000
(1)(2)
HTL Commercial
Mortgage Trust
2024-T53 A, 5.876%,
05/10/2039 806,123
0.2
750,000
(2)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 765,057
0.2
1,000,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
6.550%, (TSFR1M +
2.250%),
03/15/2042 994,364
0.2
1,000,000
(1)(2)
IRV Trust 2025-200P
B, 5.440%,
03/14/2047 984,560
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.797%,
10/05/2039 1,015,312
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.797%,
10/05/2039 999,618
0.2
1,064,959
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.562%,
12/15/2049 6,970
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
770,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.134%,
(TSFR1M + 2.814%),
04/15/2038 $ 768,171
0.2
18,469,462
(1)(3)
JPMDB Commercial
Mortgage Securities
Trust 2018-C8 XA,
0.596%,
06/15/2051 282,759
0.1
500,000
(1)(2)
KIND Commercial
Mortgage Trust 2024-1
A, 6.209%, (TSFR1M +
1.890%),
08/15/2041 499,687
0.1
750,000
(1)(2)
LBA Trust 2024-BOLT
A, 5.910%, (TSFR1M +
1.591%),
06/15/2039 749,284
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.911%,
(TSFR1M + 1.592%),
05/15/2041 989,242
0.2
182,000
(1)(2)
MF1 Multifamily
Housing Mortgage Loan
Trust 2021-FL5 D,
6.934%, (TSFR1M +
2.614%),
07/15/2036 181,596
0.0
1,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C23 A4,
3.719%,
07/15/2050 996,200
0.2
62,000  Morgan Stanley Capital
I Trust 2019-H6 A4,
3.417%,
06/15/2052 58,804
0.0
10,206,187
(1)(3)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.605%,
11/15/2052 247,403
0.1
997,868
(3)
Morgan Stanley Capital
I Trust 2021-L5 XA,
1.280%,
05/15/2054 51,424
0.0
355,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 353,929
0.1
502,612
(1)(2)
PFP Ltd. 2023-10 A,
6.684%, (TSFR1M +
2.365%),
09/16/2038 504,400
0.1
70,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.358%,
11/08/2049 64,824
0.0
20,886
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.211%,
03/01/2050 19,286
0.0
30,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 25,869
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 6.411%,
(TSFR1M + 2.092%),
03/15/2042 $ 989,934
0.2
445,435
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 454,445
0.1
1,819,128
(1)(3)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 0.903%,
03/15/2051 41,371
0.0
60,000  UBS Commercial
Mortgage Trust 2019-
C17 A4, 2.921%,
10/15/2052 55,065
0.0
700,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE C, 6.560%,
(TSFR1M + 2.241%),
11/15/2041 700,059
0.1
421,632  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 419,319
0.1
400,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 392,927
0.1
400,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 D,
3.000%,
06/15/2051 337,733
0.1
1,000,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
6.029%,
03/15/2038 999,201
0.2
500,000
(2)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 509,008
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $62,782,956)
62,850,284
12.2
ASSET-BACKED SECURITIES: 8.5%
Automobile Asset-Backed Securities: 0.6%
150,000
(2)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 151,109
0.0
400,000  Exeter Automobile
Receivables Trust
2024-1A B, 5.290%,
08/15/2028 401,166
0.1
100,000
(2)
Ford Credit Auto Owner
Trust 2022-1 C,
4.670%,
11/15/2034 99,301
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
700,000  Honda Auto
Receivables Owner
Trust 2024-1 A4,
5.170%,
05/15/2030 $ 711,289
0.2
1,600,000  Santander Drive Auto
Receivables Trust
2024-4 B, 4.930%,
09/17/2029 1,612,493
0.3
2,975,358
0.6
Home Equity Asset-Backed Securities: 0.1%
409,690
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 330,171
0.1
28,508
(1)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 28,484
0.0
358,655
0.1
Other Asset-Backed Securities: 6.8%
650,000
(1)(2)
AB BSL CLO 4 Ltd.
2023-4A BR, (TSFR3M
+ 1.900%),
04/20/2038 650,813
0.1
250,000
(1)(2)
AMMC CLO 25
Ltd. 2022-25A A1R,
5.652%, (TSFR3M +
1.350%),
04/15/2035 250,039
0.1
250,000
(1)(2)
Apidos CLO XXXII
2019-32A A1R,
5.390%, (TSFR3M +
1.100%),
01/20/2033 249,526
0.1
148,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 145,807
0.0
9,556
(2)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 8,843
0.0
1,478,235
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.784%, (TSFR1M +
1.464%),
11/15/2036 1,478,611
0.3
550,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 7.334%, (TSFR1M +
3.014%),
11/15/2036 548,071
0.1
400,000
(1)(2)
ARES XLIV CLO
Ltd. 2017-44A A2R,
5.864%, (TSFR3M +
1.562%),
04/15/2034 398,016
0.1
300,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-4A CR,
6.358%, (TSFR3M +
2.050%),
10/16/2037 300,421
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-6A CR,
6.290%, (TSFR3M +
2.000%),
01/22/2038 $ 1,503,737
0.3
750,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-4A C,
6.770%, (TSFR3M +
1.900%),
10/23/2037 750,535
0.1
1,250,000
(1)(2)
Ballyrock CLO 20
Ltd. 2022-20A BR2,
6.252%, (TSFR3M +
1.950%),
10/15/2036 1,242,523
0.2
400,000
(1)(2)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 6.762%,
(TSFR3M + 2.462%),
04/25/2034 400,610
0.1
300,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.835%,
(TSFR3M + 2.000%),
10/22/2037 296,847
0.1
500,000
(1)(2)
BlueMountain CLO
Ltd. 2014-2A A2R2,
5.955%, (TSFR3M +
1.662%),
10/20/2030 500,260
0.1
142,773
(1)(2)
BlueMountain CLO
Ltd. 2016-3A A1R2,
5.523%, (TSFR3M +
1.200%),
11/15/2030 142,781
0.0
500,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.564%, (TSFR3M +
2.262%),
04/15/2034 497,358
0.1
455,000
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
6.452%, (TSFR3M +
2.150%),
04/15/2035 455,342
0.1
50,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 50,323
0.0
75,402
(1)(2)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
5.534%, (TSFR3M +
1.232%),
04/17/2031 75,431
0.0
203,954
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
5.513%, (TSFR3M +
1.220%),
07/20/2032 204,026
0.0
550,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 6.480%, (TSFR3M
+ 2.100%),
01/20/2038 552,202
0.1
11,606
(1)
Chase Funding Trust
Series 2003-5 2A2,
5.035%, (TSFR1M +
0.714%),
07/25/2033 11,606
0.0
54,415
(2)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 50,335
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
125,813
(1)(2)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 5.432%,
(TSFR3M + 1.130%),
10/15/2031 $ 125,863
0.0
584,608
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 581,889
0.1
243,125
(2)
Domino's Pizza Master
Issuer LLC 2021-
1A A2I, 2.662%,
04/25/2051 224,885
0.0
91,725
(2)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 91,287
0.0
1,000,000
(1)(2)
Dryden 113 CLO Ltd.
2022-113A CR2,
6.202%, (TSFR3M +
1.900%),
10/15/2037 996,728
0.2
1,000,000
(1)(2)
Dryden 87 CLO Ltd.
2021-87A C, 6.484%,
(TSFR3M + 2.162%),
05/20/2034 1,001,082
0.2
250,000
(1)(2)
Eaton Vance Clo Ltd.
2015-1A A2R, 5.805%,
(TSFR3M + 1.512%),
01/20/2030 250,405
0.1
125,418
(1)(2)
Galaxy XXVI CLO Ltd.
2018-26A AR, 5.499%,
(TSFR3M + 1.170%),
11/22/2031 125,434
0.0
9,120
(2)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 8,503
0.0
895,991
(2)
J.G. Wentworth XLI LLC
2018-1A A, 3.740%,
10/17/2072 801,346
0.2
350,000
(2)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 354,338
0.1
750,000
(1)(2)
LCM XV L.P. 15A CR,
6.955%, (TSFR3M +
2.662%),
07/20/2030 750,822
0.2
690,496
(1)(2)
LCM XXII Ltd. 22A BR,
6.555%, (TSFR3M +
2.262%),
10/20/2028 691,139
0.1
55,295
(2)
Loanpal Solar Loan Ltd.
2020-2GF A, 2.750%,
07/20/2047 45,581
0.0
55,039
(2)
Loanpal Solar Loan Ltd.
2021-1GS A, 2.290%,
01/20/2048 44,709
0.0
93,727
(2)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 73,764
0.0
250,000
(1)(2)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 6.555%, (TSFR3M +
2.262%),
04/19/2033 250,297
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
110,917
(1)(2)
Magnetite XII Ltd.
2015-12A AR4,
5.452%, (TSFR3M +
1.150%),
10/15/2031 $ 111,017
0.0
1,000,000
(1)(2)
Magnetite XLVII Ltd.
2024-47A C, 6.322%,
(TSFR3M + 1.850%),
01/25/2038 1,001,205
0.2
1,000,000
(1)(2)
Magnetite XXVI
Ltd. 2020-26A CR2,
6.016%, (TSFR3M +
1.750%),
01/25/2038 993,267
0.2
340,000
(1)(2)
Magnetite XXXI Ltd.
2021-31A A1, 5.664%,
(TSFR3M + 1.362%),
07/15/2034 340,196
0.1
241,710
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 217,645
0.0
25,329
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 23,309
0.0
19,486
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 17,271
0.0
41,107
(2)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 34,728
0.0
48,118
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 38,284
0.0
652,784
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 603,036
0.1
1,000,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
6.737%, (TSFR3M +
2.200%),
10/16/2037 995,600
0.2
620,000
(1)(2)
Neuberger Berman
CLO XVII Ltd. 2014-
17A CR3, 6.440%,
(TSFR3M + 2.150%),
07/22/2038 622,180
0.1
1,000,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 25
Ltd. 2017-25A CR2,
6.393%, (TSFR3M +
2.100%),
07/18/2038 1,003,103
0.2
750,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR2,
6.337%, (TSFR3M +
2.000%),
04/16/2039 751,875
0.2
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A C, 6.505%,
(TSFR3M + 2.212%),
10/20/2034 500,414
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
350,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 6.402%,
(TSFR3M + 2.100%),
10/15/2037 $ 345,753
0.1
500,000
(1)(2)
OCP CLO Ltd. 2020-
8RA CR, 6.203%,
(TSFR3M + 1.900%),
10/17/2036 496,188
0.1
500,000
(1)(2)
OCP CLO Ltd. 2023-
27A CR, 6.508%,
(TSFR3M + 2.200%),
07/16/2035 500,810
0.1
650,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.750%,
(TSFR3M + 2.450%),
10/25/2032 651,733
0.1
250,000
(1)(2)
Octagon Loan Funding
Ltd. 2014-1A CRR,
6.785%, (TSFR3M +
2.462%),
11/18/2031 250,353
0.1
250,000
(1)(2)
Palmer Square CLO
Ltd. 2021-1A BR,
6.122%, (TSFR3M +
1.800%),
04/20/2038 248,865
0.1
250,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 6.455%,
(TSFR3M + 2.162%),
04/20/2034 250,268
0.1
99,000
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 101,401
0.0
550,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 6.714%,
(TSFR3M + 2.412%),
01/15/2032 551,624
0.1
282,920
(1)(2)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 5.580%, (TSFR3M
+ 1.280%),
01/25/2032 282,582
0.1
1,250,000
(1)(2)
Storm King Park CLO
Ltd. 2022-1A CR,
6.302%, (TSFR3M +
2.000%),
10/15/2037 1,250,651
0.2
349,412
(2)
Sunnova Helios IX
Issuer LLC 2022-B A,
5.000%,
08/20/2049 332,931
0.1
357,931
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 348,972
0.1
175,163
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 143,663
0.0
78,468
(2)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 65,019
0.0
600,000
(2)
Sunrun Bacchus Issuer
LLC 2025-1A A2A,
6.410%,
04/30/2060 597,915
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
227,028
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 $ 211,450
0.0
195,997
(1)(2)
Symphony CLO XVI
Ltd. 2015-16A ARR,
5.502%, (TSFR3M +
1.200%),
10/15/2031 195,848
0.0
209,058
(1)(2)
Symphony CLO XX
Ltd. 2018-20A AR2,
5.408%, (TSFR3M +
1.100%),
01/16/2032 208,748
0.0
187,500
(2)
Taco Bell Funding LLC
2016-1A A23, 4.970%,
05/25/2046 187,370
0.0
750,000
(1)(2)
TCW CLO Ltd. 2023-1A
C, 7.800%, (TSFR3M +
3.500%),
04/28/2036 750,623
0.1
80,967
(1)(2)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 5.493%,
(TSFR3M + 1.200%),
10/20/2030 81,006
0.0
600,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.064%, (TSFR3M +
2.762%),
04/15/2035 598,056
0.1
167,403
(1)(2)
TIAA CLO I Ltd. 2016-
1A ARR, 5.543%,
(TSFR3M + 1.250%),
07/20/2031 167,456
0.0
238,175
(1)(2)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.552%, (TSFR3M +
1.250%),
07/15/2032 238,064
0.1
1,205,512
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,168,636
0.2
221,851
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 218,426
0.0
350,000
(2)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 355,674
0.1
193,000
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 176,753
0.0
35,412,103
6.8
Student Loan Asset-Backed Securities: 1.0%
24,358
(2)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 22,513
0.0
17,462
(2)
Commonbond Student
Loan Trust-GS 2017-
BGS A1, 2.680%,
09/25/2042 16,180
0.0
23,191
(2)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 20,250
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
8,782
(2)
Navient Private
Education Refi Loan
Trust 2019-A A2A,
3.420%,
01/15/2043 $ 8,698
0.0
495,331
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 476,246
0.1
98,605
(2)
Navient Private
Education Refi Loan
Trust 2019-GA A,
2.400%,
10/15/2068 95,201
0.0
309,205
(2)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 292,516
0.1
267,904
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 252,849
0.1
664,303
(2)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 624,586
0.1
154,373
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 140,421
0.0
296,186
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 269,355
0.1
167,578
(2)
Navient Private
Education Refi Loan
Trust 2021-c 2021-CA
A, 1.060%,
10/15/2069 150,825
0.0
100,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 98,122
0.0
127,004
(2)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 123,787
0.0
870,853
(2)
SMB Private Education
Loan Trust 2024-
D A1A, 5.380%,
07/15/2053 885,969
0.2
236,130
(2)
SMB Private Education
Loan Trust 2024-
F A1A, 5.060%,
03/16/2054 237,749
0.1
145,517
(2)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 136,290
0.0
600,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 524,698
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
396,931
(2)
SoFi Professional Loan
Program LLC 2017-E
B, 3.490%,
11/26/2040 $ 391,910
0.1
12,677
(2)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 12,540
0.0
11,854
(2)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 11,718
0.0
171,737
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 160,326
0.0
4,952,749
1.0
Total Asset-Backed
Securities
(Cost $43,978,100)
43,698,865
8.5
CORPORATE BONDS/NOTES: 5.7%
Basic Materials: 0.3%
70,000
(2)(5)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 60,997
0.0
185,000
(5)
Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 183,869
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 202,900
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 208,100
0.1
255,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 251,379
0.1
185,000
(2)
Novelis Corp., 3.250%,
11/15/2026 179,014
0.0
70,000
(2)(5)
Novelis Corp., 3.875%,
08/15/2031 60,924
0.0
70,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 65,232
0.0
200,000
(2)
OCP SA, 6.750%,
05/02/2034 205,750
0.1
1,418,165
0.3
Communications: 0.4%
70,000
(2)(5)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 57,627
0.0
185,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 184,824
0.1
70,000
(2)
GCI LLC, 4.750%,
10/15/2028 64,632
0.0
70,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 67,233
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
519,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 $ 508,888
0.1
519,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 511,047
0.1
70,000
(2)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 64,073
0.0
147,000
(1)
Paramount Global,
6.375%,
03/30/2062 143,526
0.0
185,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 179,407
0.0
70,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 68,450
0.0
70,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 66,733
0.0
255,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 253,100
0.1
2,169,540
0.4
Consumer, Cyclical: 0.8%
70,000
(2)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 67,908
0.0
70,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 69,786
0.0
29,167
(2)
American Airlines,
Inc./AAdvantage
Loyalty IP Ltd., 5.500%,
04/20/2026 29,109
0.0
70,000
(2)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 69,825
0.0
70,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 70,154
0.0
70,000
(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 70,728
0.0
70,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 72,407
0.0
70,000
(2)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 57,219
0.0
70,000
(2)(5)
Gap, Inc., 3.875%,
10/01/2031 60,466
0.0
70,000
(2)
Gates Corp., 6.875%,
07/01/2029 71,300
0.0
553,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 557,585
0.1
70,000
(2)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 70,325
0.0
597,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 619,000
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 $ 69,169
0.0
70,000
(2)
Interface, Inc., 5.500%,
12/01/2028 68,229
0.0
70,000
(2)(5)
Lithia Motors, Inc.,
4.375%,
01/15/2031 63,475
0.0
70,000  M/I Homes, Inc.,
3.950%,
02/15/2030 64,045
0.0
70,000
(2)(5)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 64,091
0.0
70,000
(5)
MGM Resorts
International, 4.750%,
10/15/2028 67,447
0.0
185,000
(5)
MGM Resorts
International, 5.500%,
04/15/2027 183,593
0.1
70,000
(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 48,405
0.0
185,000
(2)
NCL Corp. Ltd.,
5.875%,
02/15/2027 184,863
0.1
70,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 74,454
0.0
185,000
(2)(5)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 182,306
0.1
70,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 69,771
0.0
70,000
(5)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 70,218
0.0
70,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 66,089
0.0
70,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 67,099
0.0
70,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 61,539
0.0
185,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 182,201
0.1
70,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 69,690
0.0
70,000
(2)(5)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 61,410
0.0
255,000
(2)
William Carter Co.,
5.625%,
03/15/2027 253,705
0.1
70,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 69,311
0.0
3,926,922
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: 0.5%
70,000
(2)(5)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 $ 68,177
0.0
70,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 65,032
0.0
70,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 64,496
0.0
185,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 182,412
0.1
70,000
(2)(5)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 61,319
0.0
70,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 65,406
0.0
50,000
(2)
Brink's Co., 6.500%,
06/15/2029 50,737
0.0
50,000
(2)
Brink's Co., 6.750%,
06/15/2032 50,747
0.0
70,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 57,836
0.0
415,000  Coca-Cola Co., 5.200%,
01/14/2055 400,242
0.1
70,000
(2)
CPI CG, Inc., 10.000%,
07/15/2029 74,581
0.1
70,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 64,497
0.0
70,000
(5)
Encompass Health
Corp., 4.750%,
02/01/2030 67,394
0.0
70,000
(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 72,339
0.0
185,000
(2)
Garda World Security
Corp., 4.625%,
02/15/2027 180,248
0.1
70,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 70,062
0.0
70,000  HCA, Inc., 3.500%,
09/01/2030 64,935
0.0
70,000
(2)
LifePoint Health, Inc.,
10.000%,
06/01/2032 66,861
0.0
70,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 65,479
0.0
400,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 425,880
0.1
70,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 64,705
0.0
70,000
(2)(5)
Post Holdings, Inc.,
4.625%,
04/15/2030 65,453
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
9,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 5.750%,
04/15/2026 $ 8,994
0.0
70,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 64,983
0.0
60,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 61,073
0.0
70,000
(2)(5)
Star Parent, Inc.,
9.000%,
10/01/2030 69,083
0.0
70,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 66,824
0.0
70,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 69,723
0.0
70,000
(5)
United Rentals North
America, Inc., 3.750%,
01/15/2032 61,886
0.0
2,751,404
0.5
Energy: 0.6%
255,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 254,421
0.1
70,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 70,111
0.0
70,000
(2)(5)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 68,366
0.0
70,000
(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 71,164
0.0
50,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 49,500
0.0
70,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 72,588
0.0
230,000  Ecopetrol SA, 8.375%,
01/19/2036 224,905
0.1
198,529  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 175,015
0.0
70,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 71,210
0.0
64,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 65,718
0.0
450,000
(1)(5)
Energy Transfer L.P. G,
7.125%,
12/31/2199 456,467
0.1
70,000  EnLink Midstream LLC,
5.375%,
06/01/2029 71,107
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 $ 72,014
0.0
70,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 67,689
0.0
200,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 223,850
0.1
70,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 69,322
0.0
70,000
(2)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 71,411
0.0
60,000
(2)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 58,564
0.0
185,000
(2)
Permian Resources
Operating LLC, 5.375%,
01/15/2026 184,512
0.1
70,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 69,137
0.0
200,000
(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 150,400
0.0
225,000  Petroleos del Peru SA,
4.750%,
06/19/2032 169,200
0.0
200,000  Petroleos Mexicanos,
6.500%,
03/13/2027 195,280
0.1
70,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 66,355
0.0
70,000
(2)
Talos Production, Inc.,
9.000%,
02/01/2029 71,993
0.0
70,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 71,572
0.0
3,191,871
0.6
Financial: 2.3%
55,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 55,993
0.0
70,000  Ally Financial, Inc.,
5.750%,
11/20/2025 70,217
0.0
781,000
(1)
American Express Co.,
5.282%,
07/27/2029 797,053
0.2
70,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 68,807
0.0
200,000
(2)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 202,936
0.1
2,391,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,390,881
0.5
70,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 67,342
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
613,000  Crown Castle, Inc.,
5.600%,
06/01/2029 $ 626,663
0.1
185,000
(2)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 184,673
0.1
1,516,000
(1)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,564,300
0.3
1,675,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,672,286
0.3
185,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 180,311
0.0
70,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 66,715
0.0
1,293,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,290,460
0.3
1,000
(1)
Morgan Stanley,
5.831%,
04/19/2035 1,037
0.0
1,000
(1)
Morgan Stanley,
6.627%,
11/01/2034 1,091
0.0
6,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 6,072
0.0
70,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 46,758
0.0
185,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 184,376
0.1
70,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 70,171
0.0
185,000  OneMain Finance
Corp., 3.500%,
01/15/2027 177,429
0.0
70,000  OneMain Finance
Corp., 6.625%,
01/15/2028 70,579
0.0
70,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 71,371
0.0
70,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 70,577
0.0
10,000
(1)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 10,503
0.0
70,000
(2)(5)
PRA Group, Inc.,
5.000%,
10/01/2029 64,540
0.0
70,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 71,729
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
185,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 $ 181,011
0.0
185,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 184,627
0.1
70,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 71,978
0.0
1,100,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,099,573
0.2
11,622,059
2.3
Industrial: 0.4%
70,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 71,198
0.0
65,000
(2)
Arcosa, Inc., 6.875%,
08/15/2032 65,952
0.0
10,000
(2)(5)
Bombardier, Inc.,
7.250%,
07/01/2031 10,047
0.0
35,000
(2)(5)
Bombardier, Inc.,
7.500%,
02/01/2029 35,925
0.0
76,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 76,335
0.1
70,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 67,904
0.0
70,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 70,823
0.0
70,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 70,119
0.0
70,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 66,601
0.0
70,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 67,484
0.0
70,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 68,423
0.0
70,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 66,534
0.0
70,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 68,171
0.0
70,000
(2)
Madison IAQ LLC,
5.875%,
06/30/2029 66,196
0.0
70,000
(2)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 68,425
0.0
766,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 781,183
0.2
70,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 67,442
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 61,211
0.0
70,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 72,595
0.0
70,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 60,920
0.0
185,000
(2)
Standard Industries,
Inc., 5.000%,
02/15/2027 182,257
0.1
70,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 66,495
0.0
80,000
(2)
Wilsonart LLC,
11.000%,
08/15/2032 73,527
0.0
2,305,767
0.4
Technology: 0.1%
70,000
(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 68,934
0.0
25,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 24,320
0.0
70,000
(2)(5)
Entegris, Inc., 3.625%,
05/01/2029 64,413
0.0
70,000
(2)(5)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 70,654
0.0
70,000
(2)
Open Text Corp.,
3.875%,
02/15/2028 66,003
0.0
70,000
(2)
UKG, Inc., 6.875%,
02/01/2031 71,062
0.1
365,386
0.1
Utilities: 0.3%
70,000
(2)
Calpine Corp., 5.000%,
02/01/2031 66,887
0.0
350,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 337,750
0.1
70,000
(2)
Lightning Power LLC,
7.250%,
08/15/2032 72,129
0.0
251,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 7.459%,
(TSFR3M + 3.172%),
04/30/2043 251,251
0.0
489,000
(1)(5)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 479,987
0.1
245,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 208,109
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
255,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 254,252
0.1
1,670,365
0.3
Total Corporate Bonds/
Notes
(Cost $29,622,808)
29,421,479
5.7
SOVEREIGN BONDS: 1.8%
BRL
31,364
(6)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 4,942,854
1.0
BRL
1,035,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 692,957
0.1
246,125  Chile Government
International Bond,
4.950
%,
01/05/2036 239,726
0.0
200,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 162,800
0.0
250,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 250,625
0.1
200,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 199,800
0.0
MXN
78,570  Mexican Udibonos S,
2.750
%,
11/27/2031 2,862,258
0.6
9,191
(2)(7)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 4,734
0.0
34,346
(2)(7)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 13,652
0.0
29,024
(2)(7)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 16,108
0.0
24,187
(2)(7)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 13,363
0.0
33,652
(2)(7)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 21,874
0.0
58,890
(2)(7)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 31,506
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
67,303
(2)(7)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 $ 35,334
0.0
8,413
(2)(7)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 4,354
0.0
Total Sovereign Bonds
(Cost $9,323,977)
9,491,945
1.8
U.S. TREASURY OBLIGATIONS: 0.2%
United States Treasury Notes: 0.2%
543,000
4.000
%,
03/31/2030 544,124
0.1
578,600
4.250
%,
11/15/2034 580,408
0.1
1,124,532
0.2
Total U.S. Treasury
Obligations
(Cost $1,115,249)
1,124,532
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 32.3%
Communication Services: 3.0%
16,608  Alphabet, Inc. — Class
A
2,568,261
0.5
35,438
AT&T, Inc.
1,002,187
0.2
16,428  Comcast Corp. — Class
A
606,193
0.1
10,326  Deutsche Telekom AG,
Reg
381,237
0.1
3,919
Fox Corp. — Class A
221,815
0.0
83,000  HKT Trust & HKT Ltd.
— Stapled Security
110,881
0.0
3,858  Iridium
Communications, Inc.
105,401
0.0
11,600
KDDI Corp.
183,230
0.0
46,317
Koninklijke KPN NV
196,184
0.0
7,324  Meta Platforms, Inc. —
Class A
4,221,261
0.8
1,902
(8)
Netflix, Inc.
1,773,672
0.4
2,562  New York Times Co. —
Class A
127,075
0.0
16,493
Orange SA
213,653
0.0
2,690
(8)
Reddit, Inc. — Class A
282,181
0.1
5,513
(8)
ROBLOX Corp. —
Class A
321,353
0.1
1,310
(2)
Scout24 SE
137,187
0.0
176,400
SoftBank Corp.
246,074
0.1
1,171
(8)
Spotify Technology SA
644,085
0.1
17,916
Telia Co. AB
64,682
0.0
59,585
Telstra Group Ltd.
157,411
0.0
2,910
T-Mobile US, Inc.
776,126
0.2
7,102
(8)
Trade Desk, Inc. —
Class A
388,621
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
21,485  Verizon
Communications, Inc.
$ 974,560
0.2
15,703,330
3.0
Consumer Discretionary: 2.7%
30,812
ADT, Inc.
250,810
0.1
31,271
(8)
Amazon.com, Inc.
5,949,620
1.2
550
Aristocrat Leisure Ltd.
22,244
0.0
242
Booking Holdings, Inc.
1,114,872
0.2
5,100
Bridgestone Corp.
204,881
0.0
2,496
(8)
Burlington Stores, Inc.
594,872
0.1
4,552  Cie Generale des
Etablissements Michelin
SCA
159,988
0.0
3,433  Columbia Sportswear
Co.
259,844
0.1
7,184
General Motors Co.
337,863
0.1
6,755
H&R Block, Inc.
370,917
0.1
369  Hilton Worldwide
Holdings, Inc.
83,966
0.0
11,800
Isuzu Motors Ltd.
160,452
0.0
1,429
(2)
La Francaise des Jeux
SAEM
44,965
0.0
3,452
Lowe's Cos., Inc.
805,110
0.2
1,683
NIKE, Inc. — Class B
106,837
0.0
445
Pandora A/S
68,201
0.0
9,696
Pearson PLC
153,386
0.0
993
Ralph Lauren Corp.
219,195
0.0
2,778
Ross Stores, Inc.
355,000
0.1
9,600  Sekisui Chemical Co.
Ltd.
163,736
0.0
3,363
Starbucks Corp.
329,877
0.1
2,500  Sumitomo Electric
Industries Ltd.
41,725
0.0
4,086
(8)
Tesla, Inc.
1,058,928
0.2
4,576
TJX Cos., Inc.
557,357
0.1
2,418
Travel + Leisure Co.
111,929
0.0
18,003
Wendy's Co.
263,384
0.1
1,424
Wynn Resorts Ltd.
118,904
0.0
13,908,863
2.7
Consumer Staples: 2.3%
12,048
Altria Group, Inc.
723,121
0.1
8,951  British American
Tobacco PLC
367,211
0.1
1,903
(5)
Carrefour SA
27,217
0.0
2,210
Coca-Cola Co.
158,280
0.0
5,522
Colgate-Palmolive Co.
517,411
0.1
2,732
Danone SA
208,958
0.0
1,205
(5)
Essity AB — Class B
34,236
0.0
7,501
General Mills, Inc.
448,485
0.1
6,125
Imperial Brands PLC
226,638
0.1
3,304
Ingredion, Inc.
446,734
0.1
7,800
Japan Tobacco, Inc.
214,392
0.0
1,600
Kao Corp.
69,259
0.0
33,201
Kenvue, Inc.
796,160
0.2
13,147
Keurig Dr Pepper, Inc.
449,890
0.1
12,100
Kirin Holdings Co. Ltd.
167,660
0.0
6,614  Koninklijke Ahold
Delhaize NV
247,067
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
13,607
Kraft Heinz Co.
$ 414,061
0.1
7,713
McCormick & Co., Inc.
634,857
0.1
6,800
MEIJI Holdings Co. Ltd.
147,343
0.0
3,296
Mowi ASA
61,099
0.0
10,910
Orkla ASA
119,644
0.0
3,583
PepsiCo, Inc.
537,235
0.1
11,857  Philip Morris
International, Inc.
1,882,062
0.4
7,767
Procter & Gamble Co.
1,323,652
0.3
3,996  Reckitt Benckiser Group
PLC
270,213
0.1
2,000  Suntory Beverage &
Food Ltd.
65,983
0.0
7,483  Tyson Foods, Inc. —
Class A
477,490
0.1
3,200
Unicharm Corp.
25,487
0.0
7,491
Walmart, Inc.
657,635
0.1
11,719,480
2.3
Energy: 1.4%
7,989
Aker BP ASA
189,412
0.0
5,177
Baker Hughes Co.
227,529
0.1
71,468
BP PLC
401,041
0.1
3,667  Chesapeake Energy
Corp.
408,210
0.1
1,136
Chevron Corp.
190,041
0.0
7,689
ConocoPhillips
807,499
0.2
15,072
Coterra Energy, Inc.
435,581
0.1
4,231
DT Midstream, Inc.
408,207
0.1
15,913
(5)
Eni SpA
246,120
0.1
4,797
EOG Resources, Inc.
615,167
0.1
8,188
Equinor ASA
216,235
0.0
20,153
Kinder Morgan, Inc.
574,965
0.1
3,452
OMV AG
177,766
0.0
6,072
ONEOK, Inc.
602,464
0.1
14,310
Repsol SA
190,002
0.0
18,601
Shell PLC
677,086
0.1
1,987
Valero Energy Corp.
262,423
0.1
10,712
Williams Cos., Inc.
640,149
0.1
7,269,897
1.4
Financials: 5.2%
8,492
(2)
ABN AMRO Bank NV
178,939
0.0
2,901
Ageas SA
173,896
0.0
27,624
AIB Group PLC
178,430
0.0
1,407
Allianz SE
538,474
0.1
1,106
Allstate Corp.
229,019
0.1
982
American Express Co.
264,207
0.1
774  Ameriprise Financial,
Inc.
374,701
0.1
3,398  Annaly Capital
Management, Inc.
69,013
0.0
15,697  ANZ Group Holdings
Ltd.
287,398
0.1
399  Arthur J Gallagher &
Co.
137,751
0.0
3,251
ASR Nederland NV
186,893
0.0
1,966
Assurant, Inc.
412,369
0.1
601
ASX Ltd.
24,631
0.0
28,763
Aviva PLC
207,299
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,275  Axis Capital Holdings
Ltd.
$ 428,526
0.1
289
(5)
Baloise Holding AG,
Reg
60,654
0.0
2,693
Banco BPM SpA
27,404
0.0
15,450
Banco de Sabadell SA
43,378
0.0
3,565
Bank Hapoalim BM
48,345
0.0
2,988  Bank Leumi Le-Israel
BM
40,238
0.0
14,865  Bank of Ireland Group
PLC
175,635
0.0
7,066  Bank of New York
Mellon Corp.
592,625
0.1
32,007
Blue Owl Capital, Inc.
641,420
0.1
4,335
BNP Paribas SA
362,318
0.1
48,000  BOC Hong Kong
Holdings Ltd.
194,348
0.0
21,004
BPER Banca
164,876
0.0
3,680
Brown & Brown, Inc.
457,792
0.1
824  Capital One Financial
Corp.
147,743
0.0
2,418  Cboe Global Markets,
Inc.
547,169
0.1
5,020
Citigroup, Inc.
356,370
0.1
2,567
CME Group, Inc.
680,999
0.1
4,229
Credit Agricole SA
76,998
0.0
6,347
Danske Bank A/S
207,746
0.1
5,890  DBS Group Holdings
Ltd.
202,271
0.1
512
Deutsche Boerse AG
151,071
0.0
9,173
DNB Bank ASA
241,366
0.1
4,633
Equitable Holdings, Inc.
241,333
0.1
2,888
Erste Group Bank AG
199,767
0.0
7,148
Essent Group Ltd.
412,583
0.1
1,276
(2)
Euronext NV
185,189
0.0
474  Evercore, Inc. — Class
A
94,667
0.0
2,667  FinecoBank Banca
Fineco SpA
52,824
0.0
3,317
Globe Life, Inc.
436,915
0.1
1,609  Goldman Sachs Group,
Inc.
878,981
0.2
3,833
Hancock Whitney Corp.
201,041
0.0
2,419  Hanover Insurance
Group, Inc.
420,785
0.1
4,304  Hartford Financial
Services Group, Inc.
532,534
0.1
453
Helvetia Holding AG
93,958
0.0
62,643
HSBC Holdings PLC
710,155
0.1
17,152
ING Groep NV
336,031
0.1
35,375
(5)
Insurance Australia
Group Ltd.
172,084
0.0
414  Intercontinental
Exchange, Inc.
71,415
0.0
70,976
Intesa Sanpaolo SpA
365,788
0.1
2,124
Kemper Corp.
141,989
0.0
5,646
Loews Corp.
518,924
0.1
212  LPL Financial Holdings,
Inc.
69,354
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,034  Marsh & McLennan
Cos., Inc.
$ 740,387
0.2
59,248
(5)
Medibank Pvt Ltd.
165,589
0.0
6,393
MetLife, Inc.
513,294
0.1
16,805
MGIC Investment Corp.
416,428
0.1
5,300  MS&AD Insurance
Group Holdings, Inc.
115,264
0.0
1,704
MSCI, Inc.
963,612
0.2
8,192
(5)
National Australia Bank
Ltd.
176,200
0.0
18,944
NatWest Group PLC
111,853
0.0
3,516
NN Group NV
195,651
0.0
11,063  Old Republic
International Corp.
433,891
0.1
3,011
OneMain Holdings, Inc.
147,178
0.0
12,600  Oversea-Chinese
Banking Corp. Ltd.
161,482
0.0
2,089
Popular, Inc.
192,961
0.0
11,057
(2)
Poste Italiane SpA
197,261
0.0
3,599  Principal Financial
Group, Inc.
303,648
0.1
2,042  Prosperity Bancshares,
Inc.
145,738
0.0
4,537  Prudential Financial,
Inc.
506,692
0.1
13,386  QBE Insurance Group
Ltd.
184,957
0.0
19,720
Rithm Capital Corp.
225,794
0.1
5,965  Ryan Specialty
Holdings, Inc.
440,635
0.1
3,000  Singapore Exchange
Ltd.
29,700
0.0
7,200  Sumitomo Mitsui Trust
Holdings, Inc.
181,233
0.0
11,443
Suncorp Group Ltd.
138,594
0.0
1,807
Swiss Re AG
307,513
0.1
5,016
Synchrony Financial
265,547
0.1
8,992  Tradeweb Markets, Inc.
— Class A
1,334,952
0.3
2,307
Travelers Cos., Inc.
610,109
0.1
4,977
Tryg A/S
118,395
0.0
4,471
UniCredit SpA
250,968
0.1
5,882
Unum Group
479,148
0.1
13,106
US Bancorp
553,335
0.1
10,970
Wells Fargo & Co.
787,536
0.2
637  Zurich Insurance Group
AG
444,631
0.1
27,088,805
5.2
Health Care: 4.0%
5,071
AbbVie, Inc.
1,062,476
0.2
1,691  AmerisourceBergen
Corp.
470,250
0.1
19,100
(5)
Astellas Pharma, Inc.
185,929
0.0
2,548  Becton Dickinson and
Co.
583,645
0.1
6,321
(8)
Boston Scientific Corp.
637,662
0.1
12,507  Bristol-Myers Squibb
Co.
762,802
0.2
3,298
Cardinal Health, Inc.
454,365
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,187
Cigna Group
$ 719,523
0.1
194
Cochlear Ltd.
31,973
0.0
2,400
Eisai Co. Ltd.
66,809
0.0
1,618
Elevance Health, Inc.
703,765
0.1
2,731
Eli Lilly & Co.
2,255,560
0.4
4,426  Fisher & Paykel
Healthcare Corp. Ltd.
84,467
0.0
4,314
(8)
Fresenius SE & Co.
KGaA
184,181
0.0
7,735
Gilead Sciences, Inc.
866,707
0.2
5,535
GSK PLC
105,776
0.0
4,130  Hikma Pharmaceuticals
PLC
104,333
0.0
1,873
(8)
Intuitive Surgical, Inc.
927,641
0.2
9,484
Johnson & Johnson
1,572,827
0.3
1,700
Kyowa Kirin Co. Ltd.
24,814
0.0
1,909
McKesson Corp.
1,284,738
0.3
8,427
Medtronic PLC
757,250
0.2
4,549
Merck & Co., Inc.
408,318
0.1
299
(8)
Mettler-Toledo
International, Inc.
353,092
0.1
3,991
Novartis AG, Reg
443,280
0.1
13,500
(5)
Ono Pharmaceutical
Co. Ltd.
145,242
0.0
32,074
Pfizer, Inc.
812,755
0.2
1,285  Recordati Industria
Chimica e Farmaceutica
SpA
72,818
0.0
1,774
Roche Holding AG
583,872
0.1
1,695
Stryker Corp.
630,964
0.1
7,600  Takeda Pharmaceutical
Co. Ltd.
225,255
0.1
1,435  Thermo Fisher
Scientific, Inc.
714,056
0.1
142  UnitedHealth Group,
Inc.
74,373
0.0
1,941
(8)
Vertex Pharmaceuticals,
Inc.
941,036
0.2
48,103
Viatris, Inc.
418,977
0.1
2,437  Zimmer Biomet
Holdings, Inc.
275,820
0.1
2,707
Zoetis, Inc.
445,708
0.1
20,393,059
4.0
Industrials: 3.5%
4,008
3M Co.
588,615
0.1
1,139
ABB Ltd., Reg
58,770
0.0
3,073  ACS Actividades
de Construccion y
Servicios SA
175,879
0.1
1,117
Acuity Brands, Inc.
294,162
0.1
1,265
AECOM
117,303
0.0
602
(2)
Aena SME SA
141,232
0.0
4,700
AGC, Inc.
143,081
0.0
2,893
AMETEK, Inc.
498,001
0.1
3,100
(5)
ANA Holdings, Inc.
57,222
0.0
1,405  Automatic Data
Processing, Inc.
429,270
0.1
1,352
(8)
Axon Enterprise, Inc.
711,084
0.2
6,881
BAE Systems PLC
138,945
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,265
(8)
Builders FirstSource,
Inc.
$ 282,989
0.1
909
Bureau Veritas SA
27,579
0.0
8,800  Central Japan Railway
Co.
167,853
0.0
2,061
Cintas Corp.
423,597
0.1
8,000  CK Hutchison Holdings
Ltd.
45,096
0.0
796  Comfort Systems USA,
Inc.
256,575
0.1
5,935
Computershare Ltd.
146,292
0.0
16,891
CSX Corp.
497,102
0.1
5,889
Delta Air Lines, Inc.
256,760
0.1
5,638
Donaldson Co., Inc.
378,084
0.1
3,792
Dover Corp.
666,179
0.1
3,800
East Japan Railway Co.
74,900
0.0
900
Eiffage SA
104,786
0.0
432
Elbit Systems Ltd.
165,671
0.0
3,354
Emerson Electric Co.
367,733
0.1
2,300
FedEx Corp.
560,694
0.1
5,541
Fortive Corp.
405,490
0.1
725  General Dynamics
Corp.
197,621
0.1
8,401
Genpact Ltd.
423,242
0.1
5,764
Getlink SE
99,550
0.0
1,548
Hexcel Corp.
84,769
0.0
1,909
Intertek Group PLC
124,132
0.0
8,200
(5)
Japan Airlines Co. Ltd.
140,461
0.0
600  Jardine Matheson
Holdings Ltd.
25,340
0.0
3,319  Johnson Controls
International PLC
265,885
0.1
1,600
Kajima Corp.
32,729
0.0
1,121  Kongsberg Gruppen
ASA
164,356
0.0
2,322  L3Harris Technologies,
Inc.
486,018
0.1
2,982
Leidos Holdings, Inc.
402,391
0.1
1,320
Lockheed Martin Corp.
589,657
0.1
651
Parker-Hannifin Corp.
395,710
0.1
7,084  Raytheon Technologies
Corp.
938,347
0.2
2,824
RELX PLC - GBP
141,852
0.0
2,502
Republic Services, Inc.
605,884
0.1
7,638
Rollins, Inc.
412,681
0.1
5,984
(8)
Rolls-Royce Holdings
PLC
58,161
0.0
575
Safran SA
151,388
0.0
666
(8)
Saia, Inc.
232,720
0.1
5,100
Secom Co. Ltd.
173,701
0.0
1,532
SGS SA
152,647
0.0
5,012
Smiths Group PLC
125,767
0.0
1,266
Snap-on, Inc.
426,655
0.1
6,276  SS&C Technologies
Holdings, Inc.
524,234
0.1
4,000
Sumitomo Corp.
91,271
0.0
11,400
(5)
Tokyo Metro Co. Ltd.
138,534
0.0
430
TransDigm Group, Inc.
594,815
0.1
15,353
Transurban Group
129,314
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,366
Union Pacific Corp.
$ 322,704
0.1
431
Waste Connections, Inc.
84,127
0.0
1,101  Watts Water
Technologies, Inc. —
Class A
224,516
0.1
8,100  West Japan Railway
Co.
158,010
0.0
2,731  Westinghouse Air Brake
Technologies Corp.
495,267
0.1
894
Wolters Kluwer NV
139,193
0.0
17,934,593
3.5
Information Technology: 7.3%
2,151
Amdocs Ltd.
196,817
0.0
626
Amdocs Ltd.
57,279
0.0
33,684
Apple, Inc.
7,482,227
1.4
1,815
(8)
AppLovin Corp. —
Class A
480,921
0.1
4,380
(8)
Atlassian Corp. —
Class A
929,480
0.2
1,489
Avnet, Inc.
71,606
0.0
14,033
Broadcom, Inc.
2,349,545
0.4
18,132
Cisco Systems, Inc.
1,118,926
0.2
2,306
(8)
Crowdstrike Holdings,
Inc. — Class A
813,049
0.2
3,545
(8)
Datadog, Inc. — Class
A
351,699
0.1
15,894  Hewlett Packard
Enterprise Co.
245,244
0.0
646
Intuit, Inc.
396,638
0.1
2,426  Jack Henry &
Associates, Inc.
442,988
0.1
3,850
Micron Technology, Inc.
334,527
0.1
19,880
Microsoft Corp.
7,462,753
1.4
1,241
(8)
Monday.com Ltd.
301,762
0.1
1,182
Motorola Solutions, Inc.
517,491
0.1
4,560
NetApp, Inc.
400,550
0.1
5,073
Nokia Oyj
26,719
0.0
65,782
NVIDIA Corp.
7,129,453
1.4
2,348
Oracle Corp.
328,274
0.1
1,300
Oracle Corp. Japan
136,803
0.0
5,977
(8)
Palantir Technologies,
Inc. — Class A
504,459
0.1
4,909
(8)
Palo Alto Networks, Inc.
837,672
0.2
2,697
Qualcomm, Inc.
414,286
0.1
6,167
Sage Group PLC
96,824
0.0
1,453
(8)
ServiceNow, Inc.
1,156,791
0.2
4,940  Skyworks Solutions,
Inc.
319,272
0.1
5,100
TIS, Inc.
141,132
0.0
8,189
Visa, Inc. — Class A
2,869,917
0.5
37,915,104
7.3
Materials: 0.8%
2,581
AptarGroup, Inc.
382,969
0.1
23,400
Asahi Kasei Corp.
164,049
0.0
2,312  DuPont de Nemours,
Inc.
172,660
0.0
2,250
Eastman Chemical Co.
198,248
0.1
1,687
Ecolab, Inc.
427,688
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
7,290
Evonik Industries AG
$ 158,040
0.0
29
Givaudan SA, Reg
124,496
0.0
10,900
(5)
JFE Holdings, Inc.
133,814
0.0
30,400  Mitsubishi Chemical
Group Corp.
150,221
0.0
9,000
(5)
Nippon Steel Corp.
192,610
0.0
4,700
Nitto Denko Corp.
86,934
0.0
1,482
Royal Gold, Inc.
242,322
0.1
3,067
RPM International, Inc.
354,791
0.1
2,795
Sherwin-Williams Co.
975,986
0.2
7,147
(5)
SIG Group AG
132,144
0.0
1,264
Symrise AG
131,044
0.0
1,349
Vulcan Materials Co.
314,722
0.1
4,342,738
0.8
Real Estate: 1.0%
15,679  Brixmor Property
Group, Inc.
416,277
0.1
3,173  COPT Defense
Properties
86,528
0.0
1,400  Daito Trust Construction
Co. Ltd.
143,254
0.0
5,100  Daiwa House Industry
Co. Ltd.
168,680
0.0
480
Digital Realty Trust, Inc.
68,779
0.0
2,770
Equity Residential
198,277
0.1
1,383  Essex Property Trust,
Inc.
423,986
0.1
8,918  Gaming and Leisure
Properties, Inc.
453,926
0.1
2,971
(5)
Klepierre SA
99,445
0.0
1,375  Lamar Advertising Co.
— Class A
156,447
0.0
17,900
Link REIT
83,883
0.0
1,452  Mid-America Apartment
Communities, Inc.
243,326
0.1
10,206  National Retail
Properties, Inc.
435,286
0.1
5,976
Regency Centers Corp.
440,790
0.1
5,637  Sabra Health Care
REIT, Inc.
98,478
0.0
40,107
Scentre Group
84,858
0.0
2,607  Simon Property Group,
Inc.
432,971
0.1
6,500
(5)
Swire Pacific Ltd. —
Class A
57,303
0.0
15,780
VICI Properties, Inc.
514,744
0.1
2,426
Welltower, Inc.
371,687
0.1
4,978,925
1.0
Utilities: 1.1%
449
BKW AG
78,532
0.0
3,162
Black Hills Corp.
191,775
0.0
14,100  Chubu Electric Power
Co., Inc.
152,875
0.0
11,000
CLP Holdings Ltd.
89,549
0.0
5,800
Duke Energy Corp.
707,426
0.1
5,887
Edison International
346,862
0.1
42,217
Enel SpA
342,233
0.1
12,999
Engie SA
253,297
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
5,532
Entergy Corp.
$ 472,931
0.1
4,199
Eversource Energy
260,800
0.1
12,247
Exelon Corp.
564,342
0.1
16,138
Iberdrola SA
260,599
0.1
2,688
National Fuel Gas Co.
212,863
0.0
11,445
NiSource, Inc.
458,830
0.1
6,170
NorthWestern Corp.
357,058
0.1
9,913
OGE Energy Corp.
455,601
0.1
12,748
Origin Energy Ltd.
84,358
0.0
6,400
Osaka Gas Co. Ltd.
144,815
0.0
7,207
PG&E Corp.
123,816
0.0
24,500  Power Assets Holdings
Ltd.
146,720
0.0
1,526
Xcel Energy, Inc.
108,025
0.0
5,813,307
1.1
Total Common Stock
(Cost $129,237,872)
167,068,101
32.3
EXCHANGE-TRADED FUNDS: 8.5%
35,163  Health Care Select
Sector SPDR Fund
5,134,150
1.0
514,568  iShares Core S&P Mid-
Cap ETF
30,025,043
5.8
1,445  iShares MSCI EAFE
Value ETF
85,168
0.0
4,846  iShares Russell 1000
Value ETF
911,823
0.2
167,094  Vanguard FTSE
Emerging Markets ETF
7,562,675
1.5
43,718,859
8.5
Total Exchange-Traded
Funds
(Cost $45,967,767)
43,718,859
8.5
MUTUAL FUNDS: 14.0%
Affiliated Investment Companies: 14.0%
1,019,713  Voya VACS Series
EMHCD Fund
10,329,697
2.0
2,919,188  Voya VACS Series HYB
Fund
29,775,715
5.7
3,061,074  Voya VACS Series SC
Fund
32,416,771
6.3
72,522,183
14.0
Total Mutual Funds
(Cost $72,787,766)
72,522,183
14.0
PREFERRED STOCK: 0.0%
Consumer Discretionary: 0.0%
1,186  Porsche Automobil
Holding SE
44,663
0.0
Consumer Staples: 0.0%
2,265
Henkel AG & Co. KGaA
180,220
0.0
Total Preferred Stock
(Cost $224,333)
224,883
0.0
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $19,515)
$ 15,032
0.0
Total Long-Term
Investments
(Cost $478,045,904)
510,366,610
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.3%
Repurchase Agreements: 0.9%
1,048,033
(10)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,048,160,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,069,126, due
04/15/25-02/15/55)
1,048,033
0.2
1,019,626
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,019,748,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,040,019, due
04/10/25-03/01/55)
1,019,626
0.2
1,046,788
(10)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,046,913,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,067,724, due
04/10/25-12/15/66)
1,046,788
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,048,033
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,048,161,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,067,576, due
04/15/26-02/15/53)
$ 1,048,033
0.2
307,140
(10)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$307,177, collateralized
by various U.S.
Government Securities,
4.875%, Market
Value plus accrued
interest $313,283, due
10/31/28)
307,140
0.1
Total Repurchase
Agreements
(Cost $4,469,620)
4,469,620
0.9
Commercial Paper: 0.0%
500,000
HP, Inc.,
4.650
%,
04/10/2025 499,364
0.0
Total Commercial Paper
(Cost $499,418)
499,364
0.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 0.4%
1,871,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,871,000) $ 1,871,000 0.4
Total Short-Term
Investments
(Cost $6,840,038)
6,839,984
1.3
Total Investments in
Securities
(Cost $484,885,942) $ 517,206,594 100.0
Assets in Excess of
Other Liabilities
39,854 0.0
Net Assets $ 517,246,448 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31,
2025.
(8)
Non-income producing security.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of March 31, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 14,077,473 $ 1,625,857 $ — $ 15,703,330
Consumer Discretionary 12,889,285 1,019,578 — 13,908,863
Consumer Staples 9,614,416 2,105,064 — 11,719,480
Energy 5,172,235 2,097,662 — 7,269,897
Financials 18,421,110 8,667,695 — 27,088,805
Health Care 18,134,310 2,258,749 — 20,393,059
Industrials 14,440,881 3,493,712 — 17,934,593
Information Technology 37,513,626 401,478 — 37,915,104
Materials 3,193,882 1,148,856 — 4,342,738
Real Estate 4,398,805 580,120 — 4,978,925
Utilities 4,602,562 1,210,745 — 5,813,307
Total Common Stock 142,458,585 24,609,516 — 167,068,101
Collateralized Mortgage Obligations — 80,230,447 — 80,230,447
Mutual Funds 72,522,183 — — 72,522,183
Commercial Mortgage-Backed Securities — 62,850,284 — 62,850,284
Exchange-Traded Funds 43,718,859 — — 43,718,859
Asset-Backed Securities — 43,698,865 — 43,698,865
Corporate Bonds/Notes — 29,421,479 — 29,421,479
Sovereign Bonds — 9,491,945 — 9,491,945
U.S. Treasury Obligations — 1,124,532 — 1,124,532
Preferred Stock — 224,883 — 224,883
Purchased Options — 15,032 — 15,032
Short-Term Investments 1,871,000 4,968,984 — 6,839,984
Total Investments, at fair value $ 260,570,627 $ 256,635,967 $ — $ 517,206,594
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 29,769 — 29,769
Centrally Cleared Interest Rate Swaps — 50,313 — 50,313
Forward Foreign Currency Contracts — 198,257 — 198,257
Forward Premium Swaptions — 473,066 — 473,066
Futures 1,916,079 — — 1,916,079
OTC volatility swaps — 60,860 — 60,860
Total Assets $ 262,486,706 $ 257,448,232 $ — $ 519,934,938
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (240,668) $ — $ (240,668)
Forward Premium Swaptions — (251,292) — (251,292)
Futures (634,965) — — (634,965)
OTC interest rate swaps — (72,086) — (72,086)
OTC Total Return Swaps — (100,000) — (100,000)
Written Options — (228,675) — (228,675)
Total Liabilities $ (634,965) $ (892,721) $ — $ (1,527,686)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 10,095,521 $ 175,107 $ — $ 59,069 $ 10,329,697 $ 175,119 $ — $ —
Voya VACS Series HYB Fund
29,428,063 495,135 — (147,483) 29,775,715 495,159 — —
Voya VACS Series SC Fund
31,615,106 469,314 — 332,351 32,416,771 469,331 — —
$ 71,138,690 $ 1,139,556 $ — $ 243,937 $ 72,522,183 $ 1,139,609 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 103,412 TRY 4,788,000 Bank of America N.A. 04/03/25 $ (22,591)
USD 854,266 BRL 4,944,571 Bank of America N.A. 04/25/25 (8,645)
USD 20,701 EUR 18,867 Barclays Bank PLC 05/16/25 251
BRL 3,512,516 USD 597,733 BNP Paribas 04/25/25 15,260
MXN 17,303,955 USD 840,038 BNP Paribas 04/25/25 2,862
CLP 842,948,058 USD 891,000 BNP Paribas 04/25/25 (3,327)
USD 506,876 BRL 2,933,547 BNP Paribas 04/25/25 (5,077)
CLP 607,499,000 USD 651,578 BNP Paribas 04/25/25 (11,847)
EUR 11,961 USD 13,038 Brown Brothers Harriman & Co. 05/16/25 (73)
USD 616,643 BRL 3,599,855 Citibank N.A. 04/25/25 (11,592)
USD 1,908,356 JPY 285,103,367 Citibank N.A. 05/16/25 (1,962)
USD 657,811 TRY 31,022,355 Deutsche Bank AG 11/10/25 12,016
TRY 4,788,000 USD 103,301 Goldman Sachs International 04/03/25 22,703
USD 1,166,388 MXN 23,295,213 Goldman Sachs International 04/25/25 31,645
USD 1,145,414 MXN 23,096,472 Goldman Sachs International 04/25/25 20,352
USD 455,579 MXN 9,192,800 Goldman Sachs International 04/25/25 7,784
USD 304,745 MXN 6,160,726 Goldman Sachs International 04/25/25 4,647
USD 919,853 CLP 870,640,363 Goldman Sachs International 04/25/25 3,019
USD 1,420 CLP 1,383,724 Goldman Sachs International 04/25/25 (37)
USD 552,312 MXN 11,362,727 Goldman Sachs International 04/25/25 (1,182)
USD 592,862 BRL 3,468,378 Goldman Sachs International 04/25/25 (12,428)
TRY 30,982,886 USD 657,811 Goldman Sachs International 11/10/25 (12,838)
USD 5,038,798 BRL 31,364,000 Goldman Sachs International 01/05/26 (92,205)
USD 917,749 CLP 854,332,889 Morgan Stanley Capital Services LLC 04/25/25 18,088
BRL 5,248,125 USD 910,295 Morgan Stanley Capital Services LLC 04/25/25 5,590
USD 7,071 ZAR 133,534 Morgan Stanley Capital Services LLC 04/25/25 (199)
CLP 282,462,000 USD 300,000 Morgan Stanley Capital Services LLC 04/25/25 (2,551)
MXN 12,476,997 USD 610,863 Morgan Stanley Capital Services LLC 04/25/25 (3,091)
JPY 283,883,386 USD 1,908,355 Morgan Stanley Capital Services LLC 05/16/25 (6,212)
MXN 6,097,893 USD 305,453 Standard Chartered Bank 04/25/25 (8,416)
USD 825,200 MXN 16,840,803 State Street Bank and Trust Co. 04/25/25 4,860
USD 622,470 MXN 12,737,023 State Street Bank and Trust Co. 04/25/25 2,032
USD 18,274 MXN 378,474 State Street Bank and Trust Co. 04/25/25 (162)
MXN 9,239,775 USD 459,412 State Street Bank and Trust Co. 04/25/25 (9,330)
BRL 5,369,899 USD 905,823 Wells Fargo Bank, N.A. 04/25/25 31,314
USD 918,824 MXN 18,537,556 Wells Fargo Bank, N.A. 04/25/25 15,834
USD 465,522 BRL 2,697,466 Wells Fargo Bank, N.A. 04/25/25 (5,231)
MXN 18,489,376 USD 922,315 Wells Fargo Bank, N.A. 04/25/25 (21,672)
$ (42,411)
At March 31, 2025, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 24 06/20/25 $ 2,432,520 $ (40,787)
U.S. Treasury 2-Year Note 414 06/30/25 85,769,156 305,295
U.S. Treasury 5-Year Note 1,323 06/30/25 143,090,719 1,610,784
$ 231,292,395 $ 1,875,292
Short Contracts:
U.S. Treasury 10-Year Note (217) 06/18/25 (24,134,469) (332,240)
U.S. Treasury Long Bond (78) 06/18/25 (9,147,937) (106,807)
U.S. Treasury Ultra 10-Year Note (71) 06/18/25 (8,102,875) (113,303)
U.S. Treasury Ultra Long Bond (39) 06/18/25 (4,767,750) (41,828)
$ (46,153,031) $ (594,178)
At March 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets Index Series 43, Version
1 Buy (1.000) 06/20/30 USD 9,500,000 $ 362,269 $ 29,769
$ 362,269 $ 29,769
At March 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.837 % Annual 08/16/44 USD 1,334,800 $ 23,250 $ 23,250
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 1,687,000 27,063 27,063
$ 50,313 $ 50,313
At March 31, 2025, the following OTC interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day Overnight
Brazil Interbank
Deposit
At
Termination
Date
Goldman Sachs
International 14.133%
At
Termination
Date 01/03/28 BRL 19,317,553 $ (46,541) $ — $ (46,541)
Pay
1-day
COP-IBR-BANREP Quarterly BNP Paribas 8.390% Quarterly 02/03/30 COP 5,866,122,000 (12,227) — (12,227)
Pay
1-day
COP-IBR-BANREP Quarterly
Goldman Sachs
International 8.370% Quarterly 02/04/30 COP 5,866,122,000 (13,318) — (13,318)
$ (72,086) $ — $ (72,086)
At March 31, 2025, the following OTC total return swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Date
(1-day
SOFR)
At
Termination
Date
Morgan Stanley
Capital Services
LLC 12/20/25 USD 8,000,000 $ (100,000) $ (73,731) $ (26,269)
$ (100,000) $ (73,731) $ (26,269)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
At March 31, 2025, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. MXN Spot Exchange
Rate 14.200% Goldman Sachs International 01/20/26 USD 18,000 $ 13,070 $ 13,070
Pay
EUR vs. USD Spot Exchange
Rate 8.400%
Morgan Stanley Capital Services
LLC 02/10/26 USD 5,364,000 25,303 25,303
Pay
USD vs. MXN Spot Exchange
Rate 13.500%
Morgan Stanley Capital Services
LLC 06/12/25 USD 18,000 509 509
Pay
USD vs. MXN Spot Exchange
Rate 14.500%
Morgan Stanley Capital Services
LLC 02/04/26 USD 9,000 9,858 9,858
Receive
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 5,364,000 12,120 12,120
$ 60,860 $ 60,860
At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North America High
Yield Index Series 43,
Version 1 5.000 Pay 104.500% 04/16/25 USD $ 1,500,000 $ (8,850) $ (6,045)
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North America High
Yield Index Series 43,
Version 1 5.000 Pay 104.000% 05/21/25 USD 6,161,000 (47,224) (50,936)
$(56,074) $(56,981)
At March 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Put USD vs. Call JPY Nomura International PLC 08/21/25 135.000 USD 184,000 $ 19,515 $ 15,032
$ 19,515 $ 15,032
At March 31, 2025, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call USD vs. Put TRY Deutsche Bank AG 11/07/25 47.000 USD 1,842,000 $ 165,964 $ (160,488)
Put USD vs. Call TRY Deutsche Bank AG 05/29/25 38.500 USD 1,842,000 25,429 (11,206)
$ 191,393 $ (171,694)
At March 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 3,515,000 $ — $ 65,329
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 (140,150) (30,277)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 2,115,500 (293,300) 69,149
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 740,000 (13,980) 23,161
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 3,277,000 (63,782) (16,595)
Put on 10-Year
Interest Rate Swap UBS AG 3.000% Pay 6-month EUR-EUIRBOR 12/15/25 EUR 2,458,000 (47,841) (12,448)
Put on 20-Year
Interest Rate Swap
Goldman Sachs
International 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 1,672,000 (232,320) 54,650
Put on 20-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 1,672,000 (231,959) 54,929

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 5,914,400 $ (898,092) $ 169,157
$ (1,921,424) $ 377,055
At March 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 3,515,000 $ 63,621 $ (87,946)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 140,150 (21,423)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 3,277,000 26,576 9,892
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 3,277,000 38,978 10,774
Put on 10-Year
Interest Rate Swap UBS AG 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 2,458,000 23,123 10,560
Put on 10-Year
Interest Rate Swap UBS AG 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 2,458,000 26,579 5,465
Put on 5-Year Interest
Rate Swap
Goldman Sachs
International 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 5,015,000 119,300 (41,301)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 5,015,000 119,300 (41,302)
$ 557,627 $ (155,281)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
CLP
—
Chilean Peso
COP
—
Colombian Peso
EUR
—
EU Euro
JPY
—
Japanese Yen
MXN
—
Mexican Peso
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 44,643,099
Gross Unrealized Depreciation (12,322,447)
Net Unrealized Appreciation $ 32,320,652